Financial Instruments - Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Balance, beginning of year	$ 616,846	$ 605,964
Bad debt expenses	132,283	5,952
Foreign exchange loss	8,896	4,930
Reversal of the expected credit loss	(34,402)
Balance, end of year	$ 723,623	$ 616,846